Restructuring and Other Charges, Net (Tables)	12 Months Ended
Sep. 30, 2015
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs [Table Text Block]
The components of restructuring and other charges, net are as follows:

	2015	2014	2013
Severance costs	$8,471	$13,318	$15,262
Costs of consolidating duplicate facilities	9,576	3,203	1,641
Total restructuring charges	18,047	16,521	16,903

Costs related to assumed lease obligations from acquisitions	—	—	(126)
Other costs	5,622	2,922	(392)
Total other charges (credits)	5,622	2,922	(518)
Total	$23,669	$19,443	$16,385

Accrual Activity Relating to Restructuring and Other Charges
The following table sets forth accrual activity relating to restructuring reserves for fiscal years 2015, 2014 and 2013 (dollars in thousands):

	Personnel	Facilities	Total
Balance at September 30, 2012	$1,708	$32	$1,740
Restructuring charges, net	15,262	1,641	16,903
Non-cash adjustment	(452)	—	(452)
Cash payments	(12,288)	(482)	(12,770)
Balance at September 30, 2013	4,230	1,191	5,421
Restructuring charges, net	13,318	3,203	16,521
Non-cash adjustment	12	793	805
Cash payments	(14,302)	(3,719)	(18,021)
Balance at September 30, 2014	3,258	1,468	4,726
Restructuring charges, net	8,471	9,576	18,047
Non-cash adjustment	—	(2,538)	(2,538)
Cash payments	(11,094)	(2,284)	(13,378)
Balance at September 30, 2015	$635	$6,222	$6,857

Restructuring Charges by Segment
Restructuring and other charges, net by segment are as follows (dollars in thousands):

	Personnel	Facilities	Total Restructuring	Other Charges	Total
Fiscal Year 2013
Healthcare	$1,742	$757	$2,499	$304	$2,803
Mobile	4,124	736	4,860	—	4,860
Enterprise	3,942	—	3,942	—	3,942
Imaging	1,370	55	1,425	—	1,425
Corporate	4,084	93	4,177	(822)	3,355
Total fiscal year 2013	$15,262	$1,641	$16,903	$(518)	$16,385

Fiscal Year 2014
Healthcare	$2,357	$11	$2,368	$(78)	$2,290
Mobile	1,447	622	2,069	—	2,069
Enterprise	5,557	—	5,557	—	5,557
Imaging	2,733	107	2,840	—	2,840
Corporate	1,224	2,463	3,687	3,000	6,687
Total fiscal year 2014	$13,318	$3,203	$16,521	$2,922	$19,443

Fiscal Year 2015
Healthcare	$452	$636	$1,088	$—	$1,088
Mobile	2,960	2,863	5,823	3,322	9,145
Enterprise	1,144	95	1,239	—	1,239
Imaging	2,047	1,814	3,861	—	3,861
Corporate	1,868	4,168	6,036	2,300	8,336
Total fiscal year 2015	$8,471	$9,576	$18,047	$5,622	$23,669